Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Apr. 11, 2024	Mar. 09, 2024	Jun. 17, 2020	Mar. 31, 2024	Sep. 30, 2023	Jan. 17, 2023	Sep. 30, 2022	Jun. 24, 2020	Dec. 11, 2019
Statement of Financial Position [Abstract]
Common Stock, Par or Stated Value Per Share		$ 0.001			$ 0.001		$ 0.001		$ 0.0001
Common Stock, Shares Authorized		270,000,000			270,000,000		270,000,000		500,000,000
Common Stock, Shares, Outstanding				1,413,867	1,173,867	275,000	839,623	516,667
Reverse stock split, description	1-for-10	1-for-10	1-for-3 shares